Condensed Financial Information of the Parent Company (Details) - Schedule of statements of financial position - parent company only - USD ($)		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents		$ 15,853,811	$ 10,129,910	$ 7,687,721	$ 5,461,565
Goodwill		329,534
Total assets		41,752,237	35,974,827
Liabilities and equity
Trade and other payables		1,028,721	1,540,411
Total liabilities		35,227,258	38,134,845
Equity
Ordinary Shares –Authorized 300,000,000 shares, par value $0.003 (2020: Authorized 100,000,000 shares*)		63,606	52,069
Subscription receivable		(50,000)	(50,000)
Additional paid in capital		15,379,595	2,082,795
Legal reserve		223,500	223,500
Accumulated other comprehensive income		821,527	204,249
Capital & reserves		6,485,044	(2,209,681)
Total liabilities and equity		41,752,237	35,974,827
Parent [Member]
Assets
Cash and cash equivalents		5,129,248	1,030,340
Other receivables		5,833
Goodwill		329,534
Investment in subsidiaries		5,731,576	1,823,463
Total assets		11,196,191	2,853,803
Liabilities and equity
Trade and other payables		135,295	116,084
Long-term borrowings from related company		4,575,852	4,947,400
Total liabilities		4,711,147	5,063,484
Equity
Ordinary Shares –Authorized 300,000,000 shares, par value $0.003 (2020: Authorized 100,000,000 shares*)	[1]	63,606	52,069
Subscription receivable		(50,000)	(50,000)
Additional paid in capital		15,603,631	2,082,795
Legal reserve		223,500	223,500
Accumulated deficit		(10,204,220)	(4,722,294)
Capital & reserves		6.485044	(2,209,681)
Total liabilities and equity		$ 11,196,191	$ 2,853,803

[1]	Giving retroactive effect to the reverse split on August 20, 2021.